Provisions Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of other provisions [line items]
Other provisions	£ 2,052	£ 2,588	£ 1,719
Real discount rate	1.00%	2.00%
Decommissioning
Disclosure of other provisions [line items]
Other provisions	£ 194	£ 221	141
Other
Disclosure of other provisions [line items]
Other provisions	316	597	£ 361
Voluntary Distribution
Disclosure of other provisions [line items]
Other provisions	150	117
Business set up and restructuring cost
Disclosure of other provisions [line items]
Other provisions	50	143
Liability for claims and claims adjustment
Disclosure of other provisions [line items]
Other provisions	152	166
Obligations associated with investments in joint ventures and associates
Disclosure of other provisions [line items]
Other provisions	13	13
Later than seventy five years and not later than eighty years | Decommissioning provision, ARO
Disclosure of other provisions [line items]
Other provisions	71	78
Later than seven years and not later than ten years | Provision for decommissioning, demolition of gas holders
Disclosure of other provisions [line items]
Other provisions	104	107
Later than twenty years and not later than twenty-five years | Onerous lease commitments and rates payable on surplus properties
Disclosure of other provisions [line items]
Other provisions	£ 48	£ 84